Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, no par value	[1]
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares, shares issued	[1]	15,101,755	12,500,000
Ordinary shares, shares outstanding	[1]	15,101,755	12,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.